Summary of Significant Accounting Policies - Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets
Short-term investments	¥ 2,960,821
Fair Value, Measurements, Recurring [Member]
Assets
Short-term investments		¥ 3,427,020
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Short-term investments	0	0
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Short-term investments	2,960,821	3,427,020
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Short-term investments	¥ 0	¥ 0